Share Capital	9 Months Ended
Sep. 30, 2026
Disclosure of classes of share capital [abstract]
Share Capital

Note 9—Share Capital

As of September 30, 2026, the share capital of Ascendis Pharma A/S consists of 66,400,738 fully paid shares at a nominal value of DKK 1, all in the same share class, and which includes 805,528 ordinary shares held by Ascendis Pharma A/S. For the nine months ended September 30, 2026, the share capital was increased by 4,423,330 shares, of which 3,635,813 shares related to the redemption of convertible notes. Refer to Note 4, “Significant Events in the Reporting Period” for further details.